Document and Entity Information	Sep. 03, 2020
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0000798359
Document Type	8-K
Document Period End Date	Sep. 03, 2020
Entity Registrant Name	INVESTORS REAL ESTATE TRUST
Entity Incorporation State Country Code	ND
Entity File Number	001-35624
Entity Tax Identification Number	45-0311232
Entity Address, Address Line One	1400 31st Avenue SW
Entity Address, Address Line Two	Suite 60
Entity Address, Address Line Three	Post Office Box 1988
Entity Address, City or Town	Minot
Entity Address, State or Province	ND
Entity Address, Postal Zip Code	58702
City Area Code	(701)
Local Phone Number	837-4738
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Shares of Beneficial Interest, no par value
Trading Symbol	IRET
Security Exchange Name	NYSE
Redeemable Convertible Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Series C Cumulative Redeemable Preferred Shares
Trading Symbol	IRET-C
Security Exchange Name	NYSE